Offerings	Oct. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.0025
Maximum Aggregate Offering Price	$ 36,030,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,975.75
Offering Note

(1)	Represents the common stock, par value $0.0001 per share (“Common Stock”), of Innventure, Inc. (the “Company”) that will be offered for sale by the selling stockholders (the “Selling Stockholders”) named in the prospectus that forms a part of the Company’s registration statement on Form S-1 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement all Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

(2)	Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Stock Market LLC on October 22, 2025 of $3.0025.

(3)	Represents up to 12,000,000 shares of Common Stock issuable upon conversion of convertible debentures (“Convertible Debentures”), issued and issuable to YA II PN, Ltd., a Cayman Islands exempted company (“Yorkville”), pursuant to the securities purchase agreement, dated March 25, 2025, and the securities purchase agreement, dated September 15, 2025, each between the Company and Yorkville.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.0025
Maximum Aggregate Offering Price	$ 27,022,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,731.81
Offering Note

(1)	Represents the common stock, par value $0.0001 per share (“Common Stock”), of Innventure, Inc. (the “Company”) that will be offered for sale by the selling stockholders (the “Selling Stockholders”) named in the prospectus that forms a part of the Company’s registration statement on Form S-1 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement all Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

(2)	Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Stock Market LLC on October 22, 2025 of $3.0025.

(4)	Represents up to 9,000,000 shares of Common Stock that the Company may issue and sell to Yorkville from time to time pursuant to the Standby Equity Purchase Agreement, dated October 24, 2023, between the Company and Yorkville.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,625,235
Proposed Maximum Offering Price per Unit | $ / shares	3.0025
Maximum Aggregate Offering Price	$ 4,879,768.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 673.9
Offering Note

(1)	Represents the common stock, par value $0.0001 per share (“Common Stock”), of Innventure, Inc. (the “Company”) that will be offered for sale by the selling stockholders (the “Selling Stockholders”) named in the prospectus that forms a part of the Company’s registration statement on Form S-1 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement all Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

(2)	Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Stock Market LLC on October 22, 2025 of $3.0025.

(5)	Represents 1,625,235 shares of Common Stock issued to certain subscribers (the “Subscribers”) pursuant to the terms of those certain subscription agreements, dated as of October 3, 2025, between the Company and the Subscribers.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,625,235
Proposed Maximum Offering Price per Unit | $ / shares	8
Maximum Aggregate Offering Price	$ 13,001,880
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,795.56
Offering Note

(1)	Represents the common stock, par value $0.0001 per share (“Common Stock”), of Innventure, Inc. (the “Company”) that will be offered for sale by the selling stockholders (the “Selling Stockholders”) named in the prospectus that forms a part of the Company’s registration statement on Form S-1 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement all Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

(6)	Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of Common Stock issuable upon exercise of the Series A Warrants (as defined below), expiring October 3, 2030, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of the Series A Warrants of $8.00 per share.
(7)	Represents 1,625,235 shares of Common Stock that may be issued upon exercise of warrants (the “Series A Warrants”) to purchase Common Stock held by the Subscribers.